Shareholder Report, Holdings (Details) - C000031584	Dec. 31, 2025
61747C707 | Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.90%
N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
020002101 | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	6.60%
00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
023586506 | U-Haul Holding Co., Class B
Holdings [Line Items]
Percent of Net Asset Value	5.20%
26441C204 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
98389B100 | Xcel Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Health Care65443P102
Holdings [Line Items]
Percent of Total Investments	84.90%
Health Care00484MAC0
Holdings [Line Items]
Percent of Total Investments	0.00%
Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	10.90%
U.S. Treasury Obligations912803GS6
Holdings [Line Items]
Percent of Total Investments	4.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.90%